International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income:
Other interest income	$ 115	$ 503	$ 1,869
Expenses:
Interest expense (Debentures)	4,665	6,595	11,073
Income before federal income taxes and equity in undistributed net income of subsidiaries	182,590	158,400	191,227
Income tax expense (benefit)	56,239	50,565	64,078
Net income	126,351	107,835	127,149
Preferred stock dividends and discount accretion		14,362	13,280
Net income available to common shareholders	126,351	93,473	113,869
Parent Company
Income:
Dividends from subsidiaries	30,000	229,250	54,800
Interest income on notes receivable	18	27	19
Interest income on other investments	12,301	6,759	7,517
Other interest income		18	69
Other	26	686	41
Total income	42,345	236,740	62,446
Expenses:
Interest expense (Debentures)	4,665	6,595	11,073
Other	1,889	3,867	6,543
Total expenses	6,554	10,462	17,616
Income before federal income taxes and equity in undistributed net income of subsidiaries	35,791	226,278	44,830
Income tax expense (benefit)	2,529	(738)	(3,513)
Income before equity in undistributed net income of subsidiaries	33,262	227,016	48,343
Equity in undistributed (distributed) net income of subsidiaries	93,089	(119,181)	78,806
Net income	126,351	107,835	127,149
Preferred stock dividends and discount accretion		14,362	13,280
Net income available to common shareholders	$ 126,351	$ 93,473	$ 113,869